Norman H. Beitner (313) 465-7320 Fax: (313) 465-7321 nbeitner@honigman.com

CONFIDENTIAL SUBMISSION	December 13, 2012

Draft Registration Statement

U.S. Securities and Exchange Commission

Division of Corporation Finance

100 F. Street, N.E.

Washington, D.C. 20549

Re:	Covisint Corporation Confidential Submission of Draft Registration Statement on Form S-1

Ladies and Gentlemen:

On behalf of our client, Covisint Corporation (the “Company”), we are submitting a draft Registration Statement on Form S-1 (the “Registration Statement”) to the staff of the Securities and Exchange Commission for confidential nonpublic review pursuant to Section 6(e) of the Securities Act as amended (the “Securities Act”). The Registration Statement submitted herewith relates to the initial public offering of the Company’s Class A common stock.

On behalf of our client, we confirm to you that as of the date of this letter, the Company is an emerging growth company, as defined in Section 2(a)(19) of the Securities Act, because its total gross revenues during the fiscal year ended March 31, 2012, its most recently completed fiscal year, were less than $1 billion. Please note this information is disclosed in the Company’s income statement included in the Registration Statement on page F-4. In addition, on behalf of our client, we confirm to you that, as of the date of this letter, none of the disqualifying conditions set forth in Section 2(a)(19) have occurred.

A public filing of the Registration Statement will be made at a later date, which in no event will be later than 21 days before the Company commences a “road show”, as such term is defined in Title 17, Section 230.433(h)(4) of the Code of Federal Regulations.

If you have any questions or comments concerning this submission, please contact me at (313) 465-7320.

Very truly yours,

/s/ Norman H. Beitner

Norman H. Beitner

cc:	David McGuffie, Chief Executive Officer

W. James Prowse, Chief Financial Officer

Kenneth J. Gordon, Goodwin Procter LLP

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